CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands	Sep. 30, 2011	Dec. 30, 2010
ASSETS
Cash and due from banks	$ 8,884	$ 5,776
Federal funds sold	20,933	5,924
Interest-earning deposits in other financial institutions	15,384	6,449
Cash and cash equivalents	45,201	18,149
Investment securities available for sale - at fair value	90,748	88,382
Mortgage-backed securities available for sale - at fair value	8,015	4,279
Mortgage-backed securities held to maturity - at cost, approximate market value of $4,498 and $4,916 at September 30, 2011 and December 31, 2010, respectively	4,340	4,779
Loans receivable - net	394,915	220,998
Loans held for sale - at lower of cost or market	2,545	4,440
Real estate acquired through foreclosure - net	4,190	2,007
Office premises and equipment - at depreciated cost	10,063	4,610
Federal Home Loan Bank stock - at cost	8,366	3,375
Accrued interest receivable on loans	1,661	925
Accrued interest receivable on mortgage-backed securities	29	23
Accrued interest receivable on investments and interest-earning deposits	421	392
Goodwill	10,309
Core deposit intangible - net	1,118
Prepaid expenses and other assets	4,312	1,510
Bank-owned life insurance	10,246	3,791
Prepaid federal income taxes	885	409
Deferred federal income taxes	3,152
Total assets	600,516	358,069
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	480,390	257,852
Advances from the Federal Home Loan Bank	42,024	27,300
Advances by borrowers for taxes and insurance	1,772	1,440
Accrued interest payable	163	99
Accounts payable and other liabilities	4,037	1,955
Deferred federal income taxes		4
Total liabilities	528,386	288,650
Commitments and contingencies
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 9,918,751 shares issued at September 30, 2011 and December 31, 2010	99	99
Additional paid-in capital	43,870	43,878
Shares acquired by stock benefit plans	(1,270)	(1,302)
Treasury stock - at cost, 1,053,843 shares at September 30, 2011 and December 31, 2010	(12,859)	(12,860)
Retained earnings - restricted	41,855	40,655
Accumulated comprehensive income (loss), unrealized gains (losses) on securities available for sale, net of related tax effects	435	(1,051)
Total shareholders' equity	72,130	69,419
Total liabilities and shareholders' equity	$ 600,516	$ 358,069